Accounts receivable	9 Months Ended
Sep. 30, 2023
Receivables [Abstract]
Accounts receivable

3. Accounts receivable:

	September 30, 2023	December 31, 2022
Accounts receivable	$3,325,143	$7,453,523
Expected credit losses	(107,061)	(53,241)

Net accounts receivable	$3,218,082	$7,400,282

The Company has a doubtful debt provision of $107,061 for existing accounts receivable.